Segmented information	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of operating segments [abstract]
Segmented information

28. Segmented information

Information reported to the Company’s Co-Chief Executives, the Chief Operating Decision Makers (“CODM”), for the purposes of resource allocation and assessment of segment performance is focused on the category of services for each type of activity. The principal categories of services are Gaming, Media, and Corporate and Other. Discontinued operations have been removed from the segment information and prior periods have been rested to conform with current year presentation. The Group’s reportable segments under IFRS 8 Operating Segments are therefore as follows:

Gaming	-	Services related to competitive organized video gaming or sporting events
Media	-	Platform and advertising services provided to other broadcasters, primarily local tv and radio broadcasters

Corporate and Other	-	Services provided to other businesses and other revenues

The Corporate and Other segment primarily consists of support costs not allocated to the two other segments.

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2022:

	Gaming (As Restated)	Media (As Restated)	Corporate and Other	Total (As Restated)
	$	$	$	$
Revenue
External sales	1,906,137	39,976,476	-	41,882,613

Results
Segment loss	(706,527)	(11,202,185)	-	(11,908,712)

Central administration costs	-	-	9,788,532	9,788,532
Other gains and losses	(6,490)	186,247	(10,312,246)	(10,132,489)
Finance costs	57	1,193	728,598	729,848
Income (loss) before tax	(700,094)	(11,389,625)	(204,884)	(12,294,603)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Discontinued operations	(6,578,152)	-	14,535,910	7,957,758
Non-controlling interest in net loss	-	-	(65,219)	(65,219)
Net income (loss)	(7,278,246)	(11,389,625)	14,265,807	(4,402,064)

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2021:

	Gaming (As Restated)	Media (As Restated)	Corporate and Other	Total (As Restated)
	$	$	$	$
Revenue
External sales	1,401,981	31,943,287	-	33,345,268

Results
Segment loss	849,721	(7,583,018)	-	(6,733,297)

Central administration costs	-	-	9,733,244	9,733,244
Other gains and losses	140,545	4,280,597	6,576,302	10,997,444
Finance costs	(60)	512,937	762,121	1,274,998
Loss before tax	709,236	(12,376,552)	(17,071,667)	(28,738,983)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Share of net loss of associate	-	-	(103,930)	(103,930)
Discontinued operations	(11,211,330)	-	(678,931)	(11,890,261)
Non-controlling interest in net loss	-	-	74,006	74,006
Net loss	(10,502,094)	(12,376,552)	(17,780,522)	(40,659,168)

Segment loss - Segment loss includes total revenue less operating expenses including the following: salaries and wages, consulting, professional fees, revenue sharing expense, advertising and promotion, office and general, technology expenses, amortization and depreciation and share based payments.

Central administration costs - Central administration costs include corporate operating expenses including the following: salaries and wages, consulting, professional fees, advertising and promotion, office and general, technology expenses, amortization and depreciation and share based payments.

Other gains and losses - Other gains and losses includes gain / loss on foreign exchange, loss on extinguishment of debt, gain on retained interest in former associate, transaction costs, arbitration settlement reserve, impairment expense, restructuring costs, change in fair value of investment at FVTPL, change in fair value of warrant liability and change in fair value of convertible debt.

Finance costs - Finance costs include interest expense.

Geographical breakdown

	North America (As Restated)	European Union	Total (As Restated)
	$	$	$
August 31, 2021
Assets	54,682,324	2,519,798	57,202,122
Long-term assets	25,535,516	108,924	25,644,440

August 31, 2022
Assets	41,364,112	1,146,503	42,510,615
Long-term assets	20,451,714	-	20,451,714

28. Segmented information

Information reported to the Company’s Co-Chief Executives, the Chief Operating Decision Makers (“CODM”), for the purposes of resource allocation and assessment of segment performance is focused on the category of services for each type of activity. The principal categories of services are Gaming, Media, and Corporate and Other. The Group’s reportable segments under IFRS 8 Operating Segments are therefore as follows:

Gaming	-	Services related to competitive organized video gaming or sporting events
Media	-	Platform and advertising services provided to other broadcasters, primarily local tv and radio broadcasters
Corporate and Other	-	Services provided to other businesses and other revenues

The Corporate and Other segment primarily consists of support costs not allocated to the two other segments.

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2021:

	Gaming (As Restated)	Media (As Restated)	Corporate and Other	Total (As Restated)
	$	$	$	$
Revenue
External sales	5,277,583	31,943,287	-	37,220,870

Results
Segment loss	(7,506,449)	(7,583,018)	-	(15,089,467)

Central administration costs	-	-	9,733,244	9,733,244
Other gains and losses	1,925,873	4,280,597	6,576,302	12,782,772
Finance costs	124,663	512,937	762,121	1,399,721
Loss before tax	(9,556,985)	(12,376,552)	(17,071,667)	(39,005,204)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Share of net loss of associate	-	-	(103,930)	(103,930)
Discontinued operations	(945,109)	-	(678,931)	(1,624,040)
Non-controlling interest in net loss	-	-	74,006	74,006
Net loss	(10,502,094)	(12,376,552)	(17,780,522)	(40,659,168)

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment in fiscal 2020:

	Gaming (As Restated)	Media	Corporate and Other	Total (As Restated)
	$	$	$	$
Revenue
External sales	4,140,731	6,404,736	376	10,545,843

Results
Segment loss	(4,733,518)	(833,891)	376	(5,567,033)

Central administration costs			9,691,639	9,691,639
Other gains and losses	10,448,799	(14,011)	10,276,041	20,710,829
Finance costs	102,596	241,520	564,650	908,766
Loss before tax	(15,284,913)	(1,061,400)	(20,531,954)	(36,878,267)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	(5,859,384)	-	(827)	(5,860,211)
Non-controlling interest in net loss	-	-	76,066	76,066
Net loss	(21,144,297)	(1,061,400)	(20,456,715)	(42,662,412)

Geographical breakdown

	North America (As Restated)	United Kingdom	European Union	Total (As Restated)
	$	$	$	$
August 31, 2020
Assets	37,908,431	2,896,583	2,288,092	43,093,106
Long-term assets	27,342,377	2,507,761	1,067,495	30,917,633

August 31, 2021
Assets	54,682,324	-	2,519,798	57,202,122
Long-term assets	25,535,516	-	108,924	25,644,440